INCOME TAXES - Tax Losses (Details) - Basque Country in Spain, Mexico, Luxembourg, Poland and the United States $ in Millions	Dec. 31, 2024 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	$ 1,061
Unrecognized	24,447
Total	25,508
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	9
Unrecognized	66
Total	75
2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	10
Unrecognized	33
Total	43
2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	10
Unrecognized	30
Total	40
2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	16
Unrecognized	181
Total	197
2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	18
Unrecognized	176
Total	194
2030 - 2045
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	998
Unrecognized	23,961
Total	$ 24,959